Unaudited Quarterly Financial Results (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 441,023	$ 442,443	$ 434,424	$ 406,851	$ 396,070	$ 394,400	$ 380,779	$ 351,852	$ 1,724,741	$ 1,523,101	$ 1,031,935
Gross profit	142,537	144,838	141,905	128,155	120,985	119,016	113,105	101,769	557,435	454,875	321,254
Income from continuing operations	19,526	20,723	19,641	13,605	16,321	18,656	6,649	9,514	73,495	51,140	33,463
Income from discontinued operations, net of income taxes	947	1,282	1,148	312	16,089	1,494	690	15,099	3,689	2,532	9,190
Net income	20,473	22,005	20,789	13,917	32,410	20,150	7,339	24,613	77,184	84,512	42,653
Earnings Per Share, Basic [Abstract]
Continuing operations	$ 0.38	$ 0.39	$ 0.36	$ 0.25	$ 0.30	$ 0.35	$ 0.12	$ 0.18	$ 1.38	$ 0.96	$ 0.72
Discontinued operations	$ 0.01	$ 0.02	$ 0.02	$ 0.01	$ 0.30	$ 0.03	$ 0.02	$ 0.28	$ 0.06	$ 0.62	$ 0.19
Net income	$ 0.39	$ 0.41	$ 0.38	$ 0.26	$ 0.60	$ 0.38	$ 0.14	$ 0.46	$ 1.44	$ 1.58	$ 0.91
Earnings Per Share, Diluted [Abstract]
Continuing operations	$ 0.37	$ 0.38	$ 0.36	$ 0.25	$ 0.30	$ 0.34	$ 0.12	$ 0.18	$ 1.35	$ 0.94	$ 0.70
Discontinued operations	$ 0.02	$ 0.03	$ 0.02	$ 0.00	$ 0.29	$ 0.03	$ 0.02	$ 0.28	$ 0.07	$ 0.61	$ 0.19
Net income	$ 0.39	$ 0.41	$ 0.38	$ 0.25	$ 0.59	$ 0.37	$ 0.14	$ 0.46	$ 1.42	$ 1.55	$ 0.89
Apex Segment [Member]
Quarterly Financial Information Disclosure [Abstract]
Revenues									1,190,052	1,059,993	617,844
Gross profit									$ 335,322	$ 294,611	$ 174,968